UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346
                                                      --------

                          Oppenheimer Series Fund, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 01/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.2%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Starwood Hotels & Resorts Worldwide, Inc.             452,290   $    20,466,123
--------------------------------------------------------------------------------
MEDIA--6.1%
Cinemark Holdings, Inc.                             2,000,826        28,611,812
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                    2,934,856       109,176,643
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                             3,341,300        63,150,570
                                                                ----------------
                                                                    200,939,025
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
OfficeMax, Inc.                                       678,454        16,805,306
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.0%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Costco Wholesale Corp.                              1,062,952        72,216,959
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
ConAgra Foods, Inc.                                 3,649,140        78,565,984
--------------------------------------------------------------------------------
TOBACCO--3.4%
Altria Group, Inc.                                  1,513,470       114,751,295
--------------------------------------------------------------------------------
ENERGY--11.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Halliburton Co.                                     1,508,272        50,029,382
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--9.5%
Devon Energy Corp.                                    398,490        33,863,680
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                   1,968,200       170,052,480
--------------------------------------------------------------------------------
Marathon Oil Corp.                                    140,096         6,563,498
--------------------------------------------------------------------------------
Murphy Oil Corp.                                    1,414,495       104,021,962
                                                                ----------------
                                                                    314,501,620
--------------------------------------------------------------------------------
FINANCIALS--25.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--10.1%
Credit Suisse Group, ADR                            3,077,240       174,694,915
--------------------------------------------------------------------------------
UBS AG                                              3,872,600       159,899,654
                                                                ----------------
                                                                    334,594,569
--------------------------------------------------------------------------------
CONSUMER FINANCE--3.0%
American Express Co.                                2,003,300        98,802,756
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.4%
Bank of America Corp.                               2,368,608       105,047,765
--------------------------------------------------------------------------------
Citigroup, Inc.                                     6,172,390       174,184,846
                                                                ----------------
                                                                    279,232,611
--------------------------------------------------------------------------------
INSURANCE--3.7%
Everest Re Group Ltd.                                 545,481        55,469,963
--------------------------------------------------------------------------------
National Financial Partners Corp.                   1,893,532        68,356,505
                                                                ----------------
                                                                    123,826,468
--------------------------------------------------------------------------------
HEALTH CARE--6.8%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
DaVita, Inc. 1                                        579,300        30,905,655
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                        325,724        16,312,258
                                                                ----------------
                                                                     47,217,913
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.3%
Johnson & Johnson                                   1,921,300       121,541,438
--------------------------------------------------------------------------------


                           1 | OPPENHEIMER VALUE FUND

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
--------------------------------------------------------------------------------
Novartis AG, ADR                                      430,275   $    21,776,218
--------------------------------------------------------------------------------
Schering-Plough Corp.                               1,691,188        33,096,549
                                                                ----------------
                                                                    176,414,205
--------------------------------------------------------------------------------
INDUSTRIALS--10.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
United Technologies Corp.                             455,300        33,423,573
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.9%
Siemens AG, Sponsored ADR                           1,236,800       160,536,640
--------------------------------------------------------------------------------
MACHINERY--4.1%
Deere & Co.                                           390,200        34,243,952
--------------------------------------------------------------------------------
Navistar International Corp. 1                      2,056,665       101,631,541
                                                                ----------------
                                                                    135,875,493
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.5%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
Sun Microsystems, Inc. 1                            3,279,734        57,395,345
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.1%
ASML Holding NV 1                                   2,473,976        65,783,022
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                             3,433,430        75,810,134
--------------------------------------------------------------------------------
Lam Research Corp. 1                                1,934,400        74,261,616
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1                                    638,120        20,553,845
                                                                ----------------
                                                                    236,408,617
--------------------------------------------------------------------------------
SOFTWARE--1.7%
Take-Two Interactive Software, Inc. 1               3,338,145        54,879,104
--------------------------------------------------------------------------------
MATERIALS--5.5%
--------------------------------------------------------------------------------
CHEMICALS--3.9%
BASF SE, Sponsored ADR                                398,580        51,974,832
--------------------------------------------------------------------------------
FMC Corp.                                             702,465        37,343,039
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                  757,060        39,828,927
                                                                ----------------
                                                                    129,146,798
--------------------------------------------------------------------------------
METALS & MINING--1.6%
Carpenter Technology Corp.                            872,420        53,775,969
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.7%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.3%
AT&T, Inc.                                          4,556,500       175,379,685
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.                                 1,313,400        13,830,102
--------------------------------------------------------------------------------
UTILITIES--8.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--8.3%
Exelon Corp.                                        1,956,479       149,064,135
--------------------------------------------------------------------------------
FirstEnergy Corp.                                   1,749,622       124,608,078
                                                                ----------------
                                                                    273,672,213
                                                                ----------------
Total Common Stocks (Cost $3,153,033,214)                         3,252,687,755
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--2.3%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 4.54% 2,3 (Cost $76,663,225)          76,663,225        76,663,225


                           2 | OPPENHEIMER VALUE FUND

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $3,229,696,439)                                   100.5%  $ 3,329,350,980
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.5)      (16,455,943)

                                                        ------------------------
NET ASSETS                                              100.0%  $ 3,312,895,037
                                                        ========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                     SHARES          GROSS          GROSS             SHARES
                                                           OCTOBER 31, 2007      ADDITIONS     REDUCTIONS   JANUARY 31, 2008
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E               94,288,244    568,339,038    585,964,057         76,663,225

                                                                                                                    DIVIDEND
                                                                                                    VALUE             INCOME
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                           $ 76,663,225   $      1,803,722

3. Rate shown is the 7-day yield as of January 31, 2008.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's


                           3 | OPPENHEIMER VALUE FUND

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $ 3,266,888,103
                                               ================

Gross unrealized appreciation                  $   246,335,865
Gross unrealized depreciation                     (183,872,988)
                                               ----------------
Net unrealized appreciation                    $    62,462,877
                                               ================


                           4 | OPPENHEIMER VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008